Basis of presentation (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Accounting Policies [Abstract]
Date of incorporation	Jul. 31, 2013
Date of commenced operations	Feb. 02, 2014
Cash and cash equivalents	$ 1,837		$ 2,861
Restricted cash	118		117
Short-term deposits	2,046		2,253
Marketable securities debt	5,940		7,528
Profit loss	2,400	$ 3,400
Retained earnings accumulated deficit	$ 195,346		$ 192,952